Federated Prudent Bear Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER BEARX)
CLASS C SHARES (TICKER PBRCX)
INSTITUTIONAL SHARES (TICKER PBRIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2017
Effective August 13, 2018, please remove all references to Lila A. Murphy.
August 13, 2018
Federated Prudent Bear Fund
Federated Investors Funds
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Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454437 (8/18)
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